Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Total	Common Class A [Member]	Common Class B [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Mar. 18, 2021	$ 0			$ 0	$ 0	$ 0	$ 0
Beginning Balance (in shares) at Mar. 18, 2021				0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 986	24,014
Issuance of Class B ordinary shares to Sponsor,shares					9,857,142
Net loss	(25,822)		$ (25,822)				(25,822)
Ending Balance at Mar. 31, 2021	(822)			$ 0	$ 986	24,014	(25,822)
Ending Balance (in shares) at Mar. 31, 2021				0	9,857,142
Beginning balance at Mar. 18, 2021	0			$ 0	$ 0	0	0
Beginning Balance (in shares) at Mar. 18, 2021				0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 986	24,014
Issuance of Class B ordinary shares to Sponsor,shares					9,857,142
Net loss	(59,311)						(59,311)
Ending Balance at Dec. 31, 2021	(34,311)			$ 0	$ 986	24,014	(59,311)
Ending Balance (in shares) at Dec. 31, 2021				0	9,857,142
Excess of cash received over fair value of private placement warrants	1,440,000					1,440,000
Remeasurement of Class A ordinary shares to redemption amount	(22,186,565)					(1,464,014)	(20,722,551)
Net loss	(255,835)	$ (113,514)	$ (142,321)				(255,835)
Ending Balance at Mar. 31, 2022	$ (21,036,711)			$ 0	$ 986	$ 0	$ (21,037,697)
Ending Balance (in shares) at Mar. 31, 2022				0	9,857,142